CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
REVENUES	$ 4,293	$ 5,115	$ 1,570
COST OF REVENUES	5,359	2,381	1,257
GROSS PROFIT (LOSS)	(1,066)	2,734	313
OPERATING EXPENSES:
General and administrative expenses	2,617	4,186	2,232
(Reversal) allowance for guarantee		(974)	157
Impairment loss of loan and interest receivable	1,980	194	0
Impairment loss of other receivables	39	0	0
Impairment loss of intangible assets	1,230	0	0
Impairment loss of property, plant and equipment	970	60	385
Impairment loss of goodwill	59,440	0	0
Total operating expenses	66,276	3,466	2,774
OPERATING LOSS FROM CONTINUING OPERATIONS	(67,342)	(732)	(2,461)
OTHER INCOME (EXPENSES):
Interest income	0	1	0
Interest expense	(1,020)	0	(58)
Other income (expense), net	128	162	(3)
Gain (loss) from disposal of a subsidiary	(2)	3	263
Gain on change in fair value of warrant derivative liability	4	33	394
Total other income (expenses), net	(890)	199	596
LOSS FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES AND NON-CONTROLLING INTERESTS	(68,232)	(533)	(1,865)
INCOME TAX BENEFIT (EXPENSE)	309	(410)	(16)
NET LOSS FROM CONTINUING OPERATIONS	(67,923)	(943)	(1,881)
GANI (LOSS) FROM DISCONTINUED OPERATIONS, NET OF INCOME TAXES	5	(36,116)	(19,183)
NET LOSS	(67,918)	(37,059)	(21,064)
Net loss attributable to non-controlling interests - discontinued operations	0	17,657	8,692
Net loss attributable to ordinary shareholders of SGOCO Group Ltd.	(67,918)	(19,402)	(12,372)
OTHER COMPREHENSIVE INCOME (LOSS):
Foreign currency translation adjustment	4	1	(100)
Realization of foreign currency translation loss relating to disposal of a subsidiary	1	(2)	7,422
COMPREHENSIVE LOSS	(67,913)	(37,060)	(13,742)
Comprehensive loss attributable to non-controlling interests	0	17,657	8,692
Comprehensive loss attributable to ordinary shareholders of SGOCO Group Ltd.	$ (67,913)	$ (19,403)	$ (5,050)
LOSS FROM CONTINUING OPERATIONS PER SHARE
Basic	$ (0.69)	$ (0.01)	$ (0.05)
Diluted	(0.69)	(0.01)	(0.05)
LOSS FROM DISCONTINUED OPERATIONS PER SHARE
Basic	0.00	(0.23)	(0.30)
Diluted	0.00	(0.23)	(0.30)
LOSS PER SHARE:
Basic	(0.69)	(0.24)	(0.35)
Diluted	$ (0.69)	$ (0.24)	$ (0.35)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
Basic	98,110,873	79,197,068	35,080,704
Diluted	98,110,873	79,197,068	35,080,704